Loan Receivables, Net (Tables)	12 Months Ended
Mar. 31, 2026
Loan Receivables, Net [Abstract]
Schedule of Allowance for Expected Credit Losses for Loan Receivables	The movement of the allowance for expected credit losses for loan receivables was as follows:
	As of March 31,
	2026	2025
	$’000	$’000
Beginning balance	-	410
Reversal	-	(410)
Ending balance	-	-